Document And Entity Information	Apr. 22, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 22, 2025
Entity Registrant Name	Tivic Health Systems, Inc.
Entity Central Index Key	0001787740
Entity Emerging Growth Company	true
Entity File Number	001-41052
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	81-4016391
Entity Address, Address Line One	47685 Lakeview Blvd.
Entity Address, City or Town	Fremont
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94538
City Area Code	888
Local Phone Number	276-6888
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Ex Transition Period	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	TIVC
Security Exchange Name	NASDAQ